Debt - Long-term Debt (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013		Oct. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Long-term debt and capital lease obligations, gross, including current maturities	$ 11,343	$ 11,784			$ 15,575
Current maturities of long-term debt	(3)	(4)			(392)
Unamortized discount on senior secured term loan facility	(26)	(29)			0
Long-term debt	11,314	11,751			15,183
Senior secured term loan facility [member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage	3.50%	3.75%
Long-term debt, gross	5,550	6,000		7,600	0
Senior Notes [member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage	5.625%	5.625%		5.625%
Long-term debt, gross	1,500	1,500		1,500	0
Commercial mortgage-backed securities loan [member]
Debt Instrument [Line Items]
Debt instrument, weighted average interest rate	4.05%	4.05%
Long-term debt, gross	3,500	3,500	[1]	3,500	0
Mortgage loan [member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage	2.30%	2.32%
Long-term debt, gross	525	525		525	0
Mortgage notes [member]
Debt Instrument [Line Items]
Debt instrument, weighted average interest rate	6.15%	6.13%
Long-term debt, gross	132	133			134
Other unsecured notes [member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage	7.50%	7.50%
Long-term debt, gross	54	53			149	[2]
Capital lease obligations [member]
Debt Instrument [Line Items]
Debt instrument, weighted average interest rate	6.04%	5.88%
Long-term debt, gross	82	73			83
Senior Mortgage Loans [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage					2.51%
Long-term debt, gross		0			7,271	[3]
Secured mezzanine loans with an average rate [member]
Debt Instrument [Line Items]
Debt instrument, weighted average interest rate					4.12%
Long-term debt, gross		0			7,697	[3]
Secured Mezzanine Loans [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage					4.71%
Long-term debt, gross		0			240	[3]
Contingently Convertible Notes [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage					3.38%
Long-term debt, gross		0	[4]		1
Unsecured Notes 8due 2031 [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage					8.00%	[2]
Long-term debt, gross		96			96	[2]
Variable rate [member] | Commercial mortgage-backed securities loan [member]
Debt Instrument [Line Items]
Long-term debt, gross		$ 875	[1]

[1]	The initial maturity date of the $875 million variable-rate component of this borrowing is November 1, 2015. We have assumed all extensions, which are solely at our option, were exercised.
[2]	The balance as of December 31, 2012, included $96 million of our 8 percent unsecured notes due 2031 that were paid in full on November 25, 2013.
[3]	The rates are as of December 31, 2012, since the senior mortgage and secured mezzanine loans were paid in full on October 25, 2013.
[4]	The balance was less than $1 million as of December 31, 2013.